UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY

Investment Company Act file number 811-08348

LORD ASSET MANAGEMENT TRUST (Exact name of Registrant as specified in charter)

440 South LaSalle Street Chicago, Illinois 60605-1028 (Address of principal executive offices) (Zip code)

Patrick W. D. Turley Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	Thomas S. White Thomas White International, Ltd. 440 South LaSalle Street Chicago, Illinois 60605-1028

Registrant's telephone number, including area code: (312) 663-8300

Date of fiscal year end: October 31

Date of reporting period: 01/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.	Schedule of Investments

THOMAS WHITE AMERICAN OPPORTUNITIES FUND Investment Portfolio		January 31, 2012

Sector Issue	Shares	Value
Common Stocks (98.5%)
Aerospace (1.0%)
L-3 Communications	3,250	229,905

Banking (3.1%)
Bok Financialcorp	4,600	256,220
Commerce Bancshares	11,357	440,879
		697,099

Building (1.2%)
Chicago Bridge & Iron	3,850	163,933
Owens Corning	3,100	104,625
		268,558

Chemicals (1.9%)
CF Industries Holding	2,400	425,712

Consumer Durable (1.3%)
Federal Mogul Corp	8,350	138,527
Thor Industries	4,800	147,168
		285,695

Consumer Retail (7.2%)
Foot Locker	5,350	140,384
Genuine Parts Co	7,350	468,783
Macy's Inc	17,550	591,260
Ross Stores	8,100	411,642
		1,612,069

Consumer Staples (6.3%)
Conagra Inc	7,650	204,026
Dr Pepper Snapple	6,150	238,743
Reynolds American	15,200	596,296
JM Smucker Company	4,750	374,205
		1,413,270

Energy (6.3%)
Cameron Intl	3,850	204,820
Seacor Holdings	2,250	205,943
Mcdermott Intl	17,050	207,328
Murphy Oil	5,400	321,840
Plains Exploration	8,050	303,646
Unit	4,100	185,525
		1,429,102

Financial Diversified (12.4%)
Ameriprise Financial	6,900	369,495
Alexandria Real Estate	6,000	434,460
Discover Financial S	9,750	265,005
HCP Inc	15,150	636,755
Kimco Realty Corp	10,800	197,100
Realty Income Corp	13,850	504,140
Senior Housing Prope	16,900	383,292
		2,790,247

Health Care (8.0%)
Bio-Rad Labs	1,625	165,035
Humana Inc	3,850	342,727
Mylan	16,150	335,113
St. Jude Medical Inc	4,500	187,695
Watson Pharmaceut	8,100	474,903
Zimmer Holdings Inc	4,850	294,638
		1,800,111

Industrial (7.4%)
Crane Co	4,100	196,800
Eaton Corp	9,900	485,397
Greif Inc Cl A	1,750	84,788
KBR Inc	11,450	368,003
Sealed Air Corp	8,250	164,423
Timken Co	7,350	358,901
		1,658,312

Insurance (5.8%)
Allied World	7,350	452,246
Reinsurance Group	5,350	291,522
Torchmark Corp.	6,525	297,997
Unum Group	11,500	262,545
		1,304,310

Metals (1.9%)
Arch Coal	19,300	278,499
Cliffs Natural	2,200	158,950
		437,449

Services (9.6%)
Aaron's Inc	9,350	248,804
Brinker Intl Inc	5,100	131,835
FTI Consulting	12,500	535,250
WW Grainger Inc	3,300	629,442
Liberty Media Corpor	2,350	193,664
Wyndham Worldwide	10,550	419,468
		2,158,463

Technology (13.5%)
Accenture Plc	6,750	387,045
Adobe Systems	15,500	479,725
Avnet Inc	7,750	270,243
DST Systems Inc	8,350	407,564
Fiserv Corp	7,750	487,398
Novellus Systems, In	13,450	634,168
Perkin Elmer	5,350	128,293
Zebra Tech Cl A	6,350	240,284
		3,034,720

Transportation (0.7%)
Kirby Corp	2,350	156,910

Telecommunications (1.1%)
Virgin Media	10,550	251,512

Utilities (9.9%)
CMS Energy Corp	25,350	553,391
DTE Energy Company	7,000	372,470
Edison International	5,700	233,928
Entergy Corporation	4,550	315,679
Great Plains Energy	36,850	759,847
		2,235,315

Total Common Stocks	(Cost $18,361,829)	22,188,759

Short-Term Obligations (1.7%)
		Principal Amount
American Family Variable Demand Note
0.10%, due 06/21/2011		374,614	374,614
Cash
	Total Short-Term Obligations	(Cost $374,614)	374,614

Total Investments:	100.2%	(Cost $18,736,442)	22,563,373
Other Assets, Less Liabilities:	(0.2)%		(34,316)
Total Net Assets:	100.0%		$22,529,056

THOMAS WHITE EMERGING MARKETS FUND
Investment Portfolio                                                                                                                                                                                                                        January 31, 2012

Country	Issue	Industry	Shares	Value
COMMON STOCKS:	91.5%
BRAZIL:	11.1%

	Brasil Foods Sa	Consumer Staple	10,000	198,070
	Brookfield Incorporated	Building	24,000	84,355
	Cia Saneamento Basic ADR #	Utilities	8,900	586,421
	Cia Saneamento Minas	Utilities	15,600	345,515
	Comp De Bebidas ADR	Consumer Staple	8,000	291,120
	Edp Energias Do Bras	Utilities	5,700	132,804
	Localiza Rent A Car	Services	12,000	197,086
	Petroleo Brasileiro ADR	Energy	11,100	339,105
	Souza Cruz Sa	Consumer Staple	24,000	312,425
	Sul America Sa Units	Insurance	17,000	171,278
	Totv Sa	Technology	5,000	85,983
	Vale Sa ADR #	Metals	21,200	536,360
				3,280,522

CHILE:	1.4%

	Banco Santander Chile ADR #	Banking	5,000	407,500

CHINA:	16.3%

	Anhui Conch Cement Co +	Building	123,000	413,501
	Bank Of China Ltd +	Banking	969,100	416,422
	Bank Of Communications +	Banking	364,000	290,690
	Belle International +	Consumer Retail	77,000	125,202
	China Mengniu Dairy +	Consumer Staple	47,000	125,824
	China Minsheng Banking +	Banking	627,000	580,100
	China Petroleum & Chemical Corp +	Energy	752,000	905,709
	Dongfeng Motor Group +#	Consumer Durables	94,000	175,987
	Guandong Investment +#	Utilities	410,000	237,431
	Jiangxi Copper Co +	Metals	72,000	183,535
	Lenovo Group +	Technology	394,000	315,673
	Lonking Holdings +#	Capital Goods	346,000	141,549
	PICC Property & Casualty +	Insurance	231,000	305,313
	Shougang Fushan Resources +#	Metals	398,000	159,240
	Tencent Holdings Ltd +	Technology	12,400	303,541
	Weichai Power Co Ltd +#	Consumer Durables	28,000	150,139
				4,829,856

COLOMBIA:	1.0%

	Ecopetrol Sa ADR	Energy	5,700	291,099

CZECH REPUBLIC:	1.2%

	Philip Morris CR AS +	Consumer Staple	600	362,651

EGYPT:	0.2%

	Commercial Intl Bank +	Banking	15,800	61,825

INDIA:	1.7%

	Doctor Reddy's Lab ADR +#	Health Care	3,500	119,525
	Hdfc Bank Ltd ADR #	Banking	5,300	164,459
	Infosys Tech ADR	Technology	3,800	208,962
				492,946

INDONESIA:	5.6%

	Astra Argo Lestari +	Consumer Staple	54,000	123,455
	Astra Intl Tbk Pt +	Consumer Durables	22,000	192,386
	Bank Mandiri Tbk +	Banking	510,000	378,369
	Gudang Garam Tbk Pt +	Consumer Staple	45,000	284,346
	Indo Tambangraya +	Metals	81,000	329,775
	United Tractors Ord +	Capital Goods	107,000	337,136
				1,645,467

MALAYSIA:	1.7%

	Ammb Holdings Bhd +	Banking	148,000	284,737
	Axiata Group Berhad +	Communication	145,000	223,126
				507,863

MEXICO:	6.2%

	Alfa S A B -A	Industrial	18,100	237,666
	America Movil Sab	Communication	358,000	415,817
	Grupo Mexico Sab	Metals	90,332	287,671
	Industrias Penoles	Metals	10,000	478,422
	Mexichem Sab De Cv	Chemicals	32,500	112,375
	Walmart De Mexico V	Consumer Retail	96,000	296,592
				1,828,543

MOROCCO:	0.5%

	Attijariwafa Bank +	Banking	3,500	148,701

PERU:	0.3%

	Credicorp Ltd	Financial Div.	700	79,562

PHILIPPINES:	0.7%

	Philippines Long Distance+	Communication	3,400	217,479

POLAND:	1.6%

	Kghm Polska Miedz SA +	Metals	5,700	247,719
	Synthos SA +	Chemicals	140,000	225,092
				472,811

RUSSIA:	7.6%

	Gazprom Neft Spons GDR +	Energy	10,800	268,668
	Lukoil Oao Spons GDR +	Energy	8,500	498,326
	Oao Gazprom GDR +	Energy	42,000	509,015
	Oao Rosneft Oil GDR +	Energy	31,000	228,811
	Sberbank Spons GDR +	Banking	22,000	266,336
	Tatneft GDR +	Energy	13,900	485,196
				2,256,352

SOUTH AFRICA:	11.5%

	ABSA Group Ltd +	Banking	10,700	202,804
	African Rainbow Minerals +	Metals	6,200	145,737
	Aspen Pharmacare +	Health Care	22,400	285,351
	Gold Field Ltd +	Metals	10,000	164,526
	MMI Holdings Ltd +	Insurance	102,000	236,844
	Mr Price Group Ltd +	Consumer Retail	12,550	138,409
	MTN Group Ltd +	Communication	16,300	277,436
	Remgro Ltd +	Industrial	17,800	289,357
	Sasol Ltd +	Energy	12,950	660,212
	Tiger Brands +	Consumer Staple	10,000	321,800
	Truworths International +	Consumer Retail	13,900	138,971
	Vodacom Group +	Communication	20,000	246,314
	Woolworths Holdings +	Consumer Retail	53,700	288,305
				3,396,066

SOUTH KOREA:	16.0%

	Daelim Industrial Co +	Building	2,175	208,574
	Dongbu Insurance Co +	Insurance	2,500	106,450
	GS Holdings +	Services	2,500	138,231
	Honam Petrochemical +	Chemicals	1,300	423,394
	Hyundai Dept Store +	Consumer Retail	1,700	276,583
	Hyundai Engineering +	Building	2,250	143,067
	Hyundai Heavy Industry +	Capital Goods	650	179,754
	Hyundai Marine & Fire +	Insurance	15,800	463,480
	Hyundai Mipo Dockyard +	Capital Goods	1,000	111,852
	Hyundai Motor Co +	Consumer Durables	1,500	294,620
	Kia Motors Corporation +	Consumer Durables	5,150	309,004
	KT&G Corp +	Consumer Staple	4,875	340,834
	S1 Corporation +	Technology	3,300	167,795
	Samsung Electronic GDR +	Technology	1,855	916,965
	SK C&C Co Ltd +	Services	3,025	350,984
	SK Innovation Co Ltd +	Energy	800	120,439
	S-Oil Corp +	Energy	1,700	183,626
				4,735,652

TAIWAN:	1.9%

	Cheng Shin Rubber +	Consumer Durables	60,000	142,350
	Chinatrust Financial +	Banking	181,162	116,886
	Chunghwa Telecom Ltd ADR #	Communication	9,300	301,413
				560,649

THAILAND:	3.3%

	Adanced Info Service +	Communication	60,000	291,576
	Bangkok Bank Foreign +	Banking	52,300	280,448
	Charoen Pokphand Food +	Consumer Staple	170,000	191,760
	PTT Explor & Prod +	Energy	35,800	204,107
				967,891

TURKEY:	1.8%

	Akbank Tas +	Banking	23,900	89,874
	Haci Omer Sabanci Hl +	Industrial	20,900	79,988
	Koc Holdings +	Industrial	83,000	323,343
	Turkiye Garanti Bank +	Banking	11,700	42,277
				535,482

Total Common Stocks		(Cost $24,508,529)		27,078,917

PREFERRED STOCKS:	3.1%
BRAZIL:	3.1%
	Banco Bradesco Pre	Banking	43,100	774,731
	Banco Estado Rio Gra	Banking	11,600	133,606
				908,337

Total Preferred Stocks		(Cost $843,420)		908,337

SHORT TERM OBLIGATIONS:	9.0%
			Principal Amount

	Northern Institutional Treasury Fund		$79,794	79,794
HELD AS COLLATERAL
FOR SECURITIES LENDING	Northern Institutional Liquid Asset Portfolio		2,591,969,	2,591,969
Total Short Term Obligations		(Cost $2,671,763)		2,671,763

Total Investments	103.6%	(Cost $28,023,712)		30,659,017
Other Assets, Less Liabilities:	(3.6)%			(1,066,945)
Total Net Assets:	100.0%			$29,592,072

_____________________
# All or a portion of securities on loan at January 31, 2012.
ADR – American Depository Receipt.  GDR – Global Depository Receipt.
+  Fair Valued Security

THOMAS WHITE INTERNATIONAL FUND Investment Portfolio	January 31, 2012

Country	Issue	Industry	Shares	Value
COMMON STOCKS:	94.6%
AUSTRALIA:	4.2%

	Aust & NZ Banking Group +	Banking	222,700	5,054,577
	Coca-Cola Amatil Ltd +	Consumer Staple	222,000	2,725,228
	GPT Group +	Financial Div.	580,000	1,901,704
	Metcash Ltd +	Consumer Retail	616,000	2,643,441
	Suncorp Group +	Services	320,000	2,853,152
	Telstra Corp +	Communication	1,285,000	4,541,190
				19,719,292

BRAZIL:	1.9%

	Banco Do Brasil Sa	Banking	120,200	1,870,925
	Brookfield Incorpora	Building	311,000	1,093,103
	Cia Saneamento Basic	Utilities	182,000	6,078,290
				9,042,318

CANADA:	10.8%

	Alimentation Couche	Consumer Retail	104,800	3,182,084
	Bank Nova Scotia	Banking	84,347	4,334,044
	Bank Of Montreal	Banking	123,200	7,160,914
	BCE Inc	Communication	129,800	5,291,141
	Bombardier B	Aerospace	400,000	1,850,720
	Canadian National Railway	Transportation	58,000	4,374,070
	CGI Group Inc Cl A	Technology	159,000	3,210,592
	Eldorado Gold Corp	Metals	128,000	1,938,790
	Husky Energy Inc	Energy	95,000	2,319,938
	Intact Financial Cor	Insurance	39,500	2,328,600
	Metro Inc -A #	Consumer Retail	55,000	3,002,142
	New Gold Inc	Metals	135,000	1,580,391
	Potash Corp Of Saskatchewan	Chemicals	35,600	1,667,732
	Rogers Communication #	Services	136,500	5,247,115
	Teck Resources Ltd-B	Metals	72,000	3,052,735
				50,541,008

CHINA:	4.1%

	China Citic Bank Corp +#	Banking	3,700,000	2,363,560
	China Petroleum & Chemical Corp +	Energy	6,356,000	7,655,166
	China Telecom Corp +	Communication	4,300,000	2,411,870
	Dongfeng Motor Group +#	Consumer Durables	1,514,000	2,834,511
	Lenovo Group +	Technology	3,344,000	2,679,213
	Picc Property & Casualty +	Insurance	1,148,400	1,517,840
				19,462,160

CZECH REPUBLIC:	0.5%

	Philip Morris CR As +	Consumer Staple	4,100	2,478,118

DENMARK:	1.3%

	H Lundbeck A/S +	Health Care	180,000	3,551,148
	Topdanmark A/S +	Insurance	15,500	2,429,442
				6,870,211

FINLAND:	1.9%

	Pohjola Bank Plc +#	Banking	488,300	5,220,269
	Sampo A Ord +#	Insurance	133,800	3,530,032
				8,750,301

FRANCE:	4.3%

	BIC +	Consumer Staple	41,500	3,699,103
	BNP Paribas +	Banking	60,200	2,576,391
	Christian Dior +	Consumer Retail	44,750	6,343,523
	Michelin (Cgde)-B +	Consumer Durables	36,500	2,502,298
	Sanofi-Aventis +	Health Care	32,600	2,416,410
	Sodexho +#	Services	38,700	2,877,442
				20,415,167

GERMANY:	5.2%

	BASF +	Chemicals	83,450	6,453,622
	Beyersche Motoren Werks +	Consumer Durables	48,900	4,197,400
	Hannover Rueckvers +	Insurance	65,600	3,493,981
	Muenchener Rueckver +	Insurance	21,100	2,763,326
	SAP Ag +	Technology	57,900	3,499,076
	Siemens Ag +	Industrial	41,700	3,936,864
				24,344,269

HONG KONG:	2.8%

	Cheung Kong +	Financial Div.	182,000	2,443,459
	Jardine Strategic +	Industrial	341,000	10,595,654
				13,039,113

INDONESIA:	2.1%

	Bank Mandiri Tbk +	Banking	2,262,000	1,678,178
	Gudang Garam Tbk Pt +	Consumer Staple	492,000	3,108,850
	Indo Tambangraya +	Metals	423,500	1,724,196
	United Tractors Ord +	Capital Goods	1,100,000	3,465,880
				9,977,104

ISRAEL:	0.2%

	Delek Group Ltd +	Financial Div.	5,500	1,169,131

JAPAN:	11.5%

	Asahi Group Holdings +	Consumer Staple	131,200	2,905,201
	Brother Industries +	Technology	190,400	2,560,804
	Canon +#	Technology	54,000	2,338,978
	Coca-Cola West Co +	Consumer Staple	144,000	2,480,270
	Dainippon Sumitomo Pharma +	Health Care	220,000	2,543,024
	Daito Trust Construction +	Building	27,500	2,595,291
	Eisai Co +	Health Care	65,600	2,716,175
	Itochu Corp +	Industrial	513,000	5,565,229
	JGC Corp +	Building	87,000	2,407,699
	Kyocera Corp +	Technology	32,000	2,741,302
	NTT +	Communication	126,500	6,327,846
	Osaka Gas Co Ltd +	Utilities	553,000	2,221,899
	Softbank Corp +	Communication	82,100	2,294,506
	Sumitomo Corp +	Industrial	564,800	8,151,137
	Suzuken Co Ltd +	Health Care	42,000	1,227,542
	Taisei Corp +	Building	1,000,000	2,765,200
	Yamada Denki Co Ltd +	Consumer Retail	35,000	2,229,833
				54,071,936

MALAYSIA:	1.0%

	Axiata Group Berhad +	Communication	1,630,000	2,508,244
	RHB Capital Bhd +	Banking	890,000	2,081,443
				4,589,687

MEXICO:	2.9%

	America Movil Sab	Communication	3,814,800	4,430,890
	Grupo Mexico Sab	Metals	686,159	2,185,142
	Industrias Penoles	Metals	147,650	7,063,901
				13,679,933

NETHERLANDS:	1.7%

	Unilever Nv-Cva +	Consumer Staple	243,200	8,101,114

NORWAY:	2.2%

	Seadrill Ltd +#	Energy	79,000	2,938,445
	Statoil Asa +	Energy	285,000	7,172,367
				10,110,812

RUSSIA:	3.1%

	Gazprom Neft Spons GDR +	Energy	76,000	1,890,629
	Lukoil Oao Spons GDR +	Energy	65,000	3,810,729
	Oao Gazprom GDR +	Energy	233,800	2,833,516
	Oao Rosneft Oil GDR +	Energy	260,000	1,919,060
	Tatneft GDR +	Energy	118,833	4,148,008
				14,601,942

SINGAPORE:	3.6%

	Golden Agri Resource +	Consumer Staple	4,800,000	2,796,000
	Jardine Cycle & Carriage +	Consumer Durables	192,000	7,821,600
	Singapore Telecom +	Communication	1,020,000	2,513,076
	United Overseas Bank +	Banking	288,000	3,974,400
				17,105,076

SOUTH AFRICA:	4.0%

	Aspen Pharmacare +	Health Care	178,500	2,273,894
	Gold Field Ltd +	Metals	151,000	2,484,343
	Imperial Holdings Lt +	Services	135,000	2,394,171
	MTN Group Ltd +	Communication	75,000	1,276,545
	Remgro Ltd +	Industrial	194,000	3,153,664
	Sasol Ltd +	Energy	35,500	1,809,847
	Tiger Brands +	Consumer Staple	98,900	3,182,602
	Woolworths Holdings +	Consumer Retail	385,000	2,066,988
				18,642,054

SOUTH KOREA:	4.8%

	Daewoo Shipbuilding +	Capital Goods	52,400	1,293,971
	GS Holdings +	Services	27,000	1,492,895
	Hyundai Marine & Fire +	Insurance	67,500	1,980,059
	Hyundai Motor Co +	Consumer Durables	16,000	3,142,614
	Kia Motors Corporations +	Consumer Durables	23,000	1,380,016
	Samsung Electronics +	Technology	10,500	10,391,110
	SK Holdings +	Energy	11,400	1,422,123
	SK Innovation Co Ltd +	Energy	9,650	1,452,801
				22,555,589

SWITZERLAND:	1.5%

	Novartis +	Health Care	133,500	7,243,109

TAIWAN:	0.3%

	Pou Chen +	Consumer Retail	1,570,000	1,377,047

THAILAND:	0.8%

	Adanced Info Service +	Communication	459,000	2,230,556
	Bangkok Bank Public +	Banking	300,000	1,482,810
				3,713,366
TURKEY:	0.6%

	Haci Omer Sabanci Holdings +	Industrial	340,000	1,301,248
	Koc Holdings +	Industrial	390,000	1,519,323
				2,820,571

UNITED KINGDOM:	15.2%

	Astrazeneca Plc +	Health Care	84,500	4,067,543
	BHP Billiton Plc +	Metals	249,600	8,363,821
	BP Plc +	Energy	1,122,000	8,540,103
	British American Tobacco +	Consumer Staple	196,100	9,026,444
	G4S Plc +#	Services	450,300	1,913,055
	HSBC Holdings Plc +	Banking	496,600	4,151,328
	Imperial Tobacco +	Consumer Staple	85,200	3,050,416
	National Grid Plc +	Utilities	344,200	3,430,779
	Pearson +	Services	120,000	2,221,992
	Rio Tinto Plc ADR #	Metals	67,500	4,081,050
	Schroders Plc +	Financial Div.	101,000	2,311,244
	Standard Chartered +	Banking	272,375	6,602,642
	Tate & Lyle Plc +	Consumer Staple	331,000	3,455,673
	Vedanta Resources Plc +	Metals	48,400	915,680
	Vodafone Group Plc +	Communication	1,240,000	3,351,224
	WH Smith Plc +#	Consumer Retail	210,000	1,828,869
	Whitbread Plc +	Services	63,000	1,635,310
	William Hill Plc +	Services	641,000	2,273,371
				71,220,544

UNITED STATES:	2.1%

	Ace Ltd #	Insurance	52,000	3,619,200
	Philip Morris Intl	Consumer Staple	85,000	6,355,450
				9,974,650

Total Common Stocks		(Cost $393,500,971)		444,726,001

PREFERRED STOCKS:	3.8%

BRAZIL:	3.8%

	Banco Bradesco Pre	Banking	260,200	4,677,147
	Cia De Bebidas Das A	Consumer Staple	55,000	2,015,052
	Cia Vale Do Rio Doce	Metals	264,164	6,455,693
	Petroleo Brasileir	Energy	343,400	4,830,024
				17,977,916

Total Preferred Stocks		(Cost $14,813,000)		17,977,916
SHORT TERM OBLIGATIONS:	7.5%
			Principal Amount
	The Northern Trust Company Eurodollar
	Time Deposit 0.00%, due 02/01/11		$6106,099	6,106,099
HELD AS COLLATERAL
FOR SECURITIES LENDING	Northern Institutional Liquid Asset Portfolio		26,439,838	26,439,838
Total Short Term Obligations		(Cost $32,545,937)		32,545,937

Total Investments	105.4%	(Cost $440,859,907)		495,249,854
Other Assets, Less Liabilities:	(5.4)%			(25,376,553)
Total Net Assets:	100.0%			$469,873,300

_____________________
# All or a portion of securities on loan at January 31, 2012.
ADR – American Depository Receipt.  GDR – Global Depository Receipt.
+  Fair Valued Security

Item 2.	Controls and Procedures.

(a)
Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.	Exhibits.

Filed as exhibits herewith are separate certifications for Registrant's principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

_____________________

  See Notes to Financial Statements

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ASSET MANAGEMENT TRUST

By:	/s/ Stathy M. White
Stathy M. White
President (Principal Executive Officer)

Date:           March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stathy M. White
Stathy M. White
President (Principal Executive Officer)

Date:           March 23, 2012

By:	/s/ David M. Sullivan II
David M. Sullivan II
Treasurer (Principal Financial Officer)

Date:           March 23, 2012